Fair Value Measurements (Details) - Schedule of Level 3 fair value measurements - Level 3 [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of Level 3 fair value measurements [Line Items]
Stock price (in Dollars per share)	$ 9.94	$ 9.64
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Expected term (in years)	4 years 6 months	5 years
Volatility	10.60%	11.40%
Risk-free rate	4.68%	1.23%
Dividend yield	0.00%	0.00%